UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 625-2870

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

European Emerging Markets Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)

Common Stocks (94%)
Consumer Discretionary (2%)
3,403,800	Compa S.A.	$1,746
440,000	Olympic Entertainment Group A.S. (b)	6,316

		8,062

Consumer Staples (2%)
65,312	BIM Birlesik Magazalar A.S.	3,879
26,000	Cherkizovo Group GDR 144A (b)	387
79,250	Cherkizovo Group-GDR Reg. (b)	1,181
113,000	Pyaterochka Holding NV (b)	3,079

		8,526

Energy (19%)
472,900	Arawak Energy Corp. (b)	1,046
159,600	BMB Munai, Inc.	798
62,000	C.A.T. Oil Ag (b)	1,536
287,800	Dragon Oil Plc (b)	1,017
152,400	Grupa Lotos SA (b)	2,290
2,600	Ina Industrija Nafte DD-GDR (b)	1,227
230,000	LUKOIL	18,252
73,000	MOL Magyar Olaj-es Gazipari Rt.	7,529
466,500	Oao Gazprom - Spon ADR	20,025
44,150	OMV AG	2,362
23,532,100	Rompetrol Rafinare SA (b)	964
347,000	Sibir Energy plc (b)	2,814
62,000	Surgutneftegaz (b)	3,753

		63,613

Financial (28%)
260,900	Akbank T.A.S.	1,670
1,325,000	Asigurarea Romaneasca-Asirom (b)	370
156,775	Banca Comerciala Carpatica Sibia (b)	38
7,741,205	Banca Transilvania	3,171
117,000	Bank Handlowy w Warszawie S.A.	3,493
143,500	Bank Pekao SA	11,966
83,000	Bank Zachodni WBK S.A.	7,406
112,300	Erste Bank AG	8,732
137,000	Kazkommertsbank (b)	3,055
666,000	Koc Holdings AS	2,842
15,050	Komercni Banka As	2,247
1,804,000	Northern European Properties Limited (b)	2,749
86,500	OAO Rosneft Oil Co. (b)	779
305,000	OTP Bank Rt.	13,545
745,700	PKO Bank Polski	12,312
645,000	Romanian Development Bank	5,308
2,855	Sberbank RF	9,364
4,941,300	Turbomecanica S.A	1,466
870,000	Turkiye Garanti Bankasi AS	3,280
651,740	Turkiye Is Bankasi	3,106

		96,899

Health Care (2%)
16,800	EGIS Rt.	2,066
13,300	Gedeon Richter Rt.	2,673
25,700	Zentiva NV	1,548

		6,287

Industrial (8%)
570,000	Akcansa Cimento A.S.	3,811
387,600	Aksigorta	1,626
593,800	Anadolu Anonim Turk Sigorta Sirketi	1,026
38,500	AS Merko Ehitus	1,239
344,000	Ford Otomotiv Sanayi AS	3,279
2,800	INA Industrija Nafte DD (b)	1,322
128,000	OAO TMK (b)	4,493
122,600	Opoczno SA (b)	1,840
22,500	Orco Property Group	3,399
100,500	Panevezio Statybos Trestas	684
25,000	Ramirent Oyj	1,617
193,800	Truk Traktor ve Ziraat Makineleri AS	2,054
313,350	Turk Demir Dokum Fabrikalari A.S.	2,652

		29,042

Materials (5%)
180,700	KGHM Polska Miedz S.A.	5,485
19,200	Mining and Metallurgical Company Norilsk Nickel	3,245
38,300	Mining and Metallurgical Company Norilsk Nickel	6,414
35,900	Polyus Gold (b)	1,759

		16,903

Technology (1%)
33,400	ComputerLand	1,314
51,000	Transelectrica SA (b)	732

		2,046

Telecommunication (21%)
109,000	AFK Sistema	3,303
381,300	Agora SA	4,909
208,400	AO VimpelCom - ADR (b)	17,804
318,000	Cesky Telecom AS	7,779
790,500	Comstar United System	6,956
559,600	Dogan Yayin Holding A.S. (b)	1,970
847,000	Magyar Tavkozlesi Rt (Matav)	4,323
95,000	Mobile TeleSystems	5,145
1,316,000	Telekomunikacja Polska SA	11,193
648,000	TVN SA (b)	5,814
35,710,400	Uralsvyszinform	2,518

		71,714

Utilities (6%)
462,500	CEZ	19,731
44,000	OAO Rosneft Oil Co.	393

		20,124

Total Common Stocks		326,615
Investment Company (8%)
26,490,302 Dreyfus Treasury Cash Management Fund		26,490

Total (Cost - $318,150) (a) (102%)		353,105
Liabilities in excess of Other Assets (-2%)		(11,339)

Net Assets (100%)		$341,766

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$34,834
Unrealized depreciation		(3,278)

Net unrealized appreciation		$31,556

(b) Non-income producing security

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Contract Price	Contract Value (000s)	Unrealized Appreciation (000s)
Assets:
1/30/2007	Czech Republic Koruna (Buy 8,357)	21.577	$387	$3
1/31/2007	Czech Republic Koruna (Buy 13,999)	21.577	649	5
1/31/2007	Czech Republic Koruna (Buy 6,599)	21.577	306	2
1/31/2007	Czech Republic Koruna (Buy 5,268)	21.577	244	2
2/1/2007	Czech Republic Koruna (Buy 7,064)	21.577	327	2
1/31/2007	Euro (Buy 196)	1.3026	256	1
22/2/2007	Euro (Buy 130)	1.3026	169	1
1/31/2007	British Pound (Buy 119)	1.9639	233	1
1/31/2007	Poland Zloty (Buy 1197)	2.998	399	4
1/31/2007	Poland Zloty (Buy 817)	2.998	273	3
2/1/2007	Poland Zloty (Buy 1,000)	2.998	334	4
2/1/2007	Poland Zloty (Buy 863)	2.998	288	3
2/1/2007	Poland Zloty (Buy 904)	2.998	301	3
1/31/2007	Turkish Lira (Buy 391)	1.406	278	3

			$4,444	$37

European Leaders Fund

Schedule of Investments - January 31, 2007

Principal or Shares	Security Description	Value (000)
Common Stocks (94%)
Consumer Discretionary (10%)
2,850	DaimlerChrysler AG	$177
3,250	Hugo Boss AG	183
2,500	Industria de Diseno Textil Sa (Inditex)	142
1,200	LVMH Moet Hennessy Louis Vuitton SA	126
10,500	Mediaset Spa	127
11,800	Pearson PLC	186
6,100	Philips Electronics NV	237
1,200	Pinault-Printemps-Redoute	177
14,100	Rezidor Hotel Group AB (b)	130
5,550	Vivendi Universal	228

		1,713

Consumer Staples (15%)
2,350	Adecco SA	151
7,900	British American Tobacco	240
1,150	Carrefour SA	66
5,300	Diageo PLC	103
11,100	GlaxoSmithKline PLC	298
1,050	Groupe Danone	162
28,400	First Choice Holidays PLC	161
750	Loreal	79
950	Nestle	348
4,900	Novartis Ag	282
2,000	Orkla ASA	120
1,150	Roche Holding AG	216
2,050	Sanofi Synthelabo SA	180
1,650	Stada Arzneimittel AG	95
22,100	Tesco PLC	181

		2,682

Energy (9%)
13,000	BG Group PLC	171
31,100	BP Amoco PLC	326
800	Compagnie Generale de Geophysique (b)	159
5,950	Eni Spa	191
3,550	Motor Oil (Hellas) Corinth Refineries S.A.	95
6,250	Saipem Spa	153
4,200	Statoil ASA	112
4,050	Total SA	273

		1,480

Financial (30%)
8,800	Aegon Nv	173
600	Allianz AG	120
5,800	Alpha Bank A.E.	186
7,700	CGU PLC	124
2,800	Axa	118
18,200	Banca Intesa Spa	137
1,850	Banca Italese	128
1,850	Banca Italese Rights (b)	3
18,500	Banco Santander Central Hispano SA	352
8,000	Bank of Ireland	179
12,300	Barclays PLC	179
2,400	BNP Paribas SA	267
32,500	British Aerospace	267
1,300	Deutsche Bank AG	184
2,250	Fortis	94
4,000	HBOS PLC	87
17,000	HSBC Holdings PLC	309
3,100	Hypo Real Estate Holding AG	204
1,500	KBC Bankverzekerings Holdings	189
11,500	Lloyds TSB Group PLC	131
4,750	Mediobanca SPA	108
2,300	National Bank of Greece	119
11,100	Prudential PLC	150
8,200	Royal Bank of Scotland Group PLC	329
4,100	Sampo Oyj	112
3,391	Scor Regroup	92
1,150	Societe Generale	203
1,500	Swiss Re	125
2,700	UBS AG-Reg (b)	169
33,100	UniCredito Italiano Spa	306

		5,144

Industrial (7%)
5,550	ABB Ltd	98
4,300	Assa Abloy AB	94
3,000	Bayer Ag	177
850	Lafarge	130
950	Schneider SA	115
2,350	Siemens AG	259
3,650	Tenaris SA	86
4,900	Vedanta Resources PLC	111
900	Wacker Chemie Ag (b)	145

		1,215

Materials (4%)
1,700	BASF Ag	164
8,300	BHP Billiton PLC	155
3,700	CRH PLC	146
3,050	Mittal Steel Co. NV	142

		607

Technology (3%)
1,950	Cap Gemini	124
5,100	Indra Sisteamas, S.A.	125
4,000	SAP AG	185

		434

Telecommunication (10%)
34,300	BT Group PLC	206
5100	Cesky Telecom AS	125
4650	Deutsche Telekom AG	82
3,700	Neuf Cegetel (b)	134
7350	Nokia Oyj	161
7350	SES Global	126
22400	Telecom Italia SA	66
10466	Telefonica S.A.	228
155500	Vodafone Group PLC	452
5300	Wolters Kluwer-Cva	159

		1,739

Utilities (6%)
1150	E.ON AG	155
2800	Endesa S.A.	140
4150	Fortum Oyj	114
1400	Iberdrola Sa	60
11900	National Grid PLC	179
2450	RWE AG	254
1950	Suez SA	95

		997

Total Common Stocks		16,011
Preferred Stock (0%)
8/22/1901 600 Fresenius AG		126
Investment Companies (6%)
1/12/4624 994,933 Dreyfus Treasury Cash Management Fund		995

Total (Cost - $15,882) (a) (100%)		17,132
Other Assets, Net of Liabilities (0%)		26

Net Assets (100%)		$17,158

All of the securities, except the Bunker Hill Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,369
Unrealized depreciation		(119)

Net unrealized appreciation		$1,250

(b) Non-income producing security

Open Future Contracts

Number of contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)
12	DJ Euro Stoxx 50	Nov-07	$655	$2

Notes to Financial Statements

January 31, 2007

1.    Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. Each of the Funds is able to issue unlimited shares at $0.001 per value.

Each of the Funds has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Equity securities are valued at the official closing price or the last sale price on the exchange or market on which they are principally traded or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the Funds to 1.25% fixed for a one year term.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than 30 days.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Metzler/Payden Investment Group

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 3/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ SCOTT J. WEINER
Scott J. Weiner
Chairman and President
Date 3/28/07

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial Officer
Date 3/28/07